Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Summary of Insurance Reserves Related to Professional and General Liability Claims and Workers' Compensation Claims

The following table provides a summary of the Company’s insurance reserves related to professional and general liability and workers’ compensation liability, distinguished between those indemnified by CHS and those related to the Company’s own risks (in thousands):

	December 31, 2016
	Current	Long-Term	Current	Long-Term
	Receivable	Receivable	Liability	Liability

Professional and general liability:
Insurance reserves indemnified by CHS, Inc.	$17,580	$59,652	$17,580	$59,652
All other self-insurance reserves	—	—	230	14,542
Total insurance reserves for professional and general liability	17,580	59,652	17,810	74,194
Workers' compensation liability:
Insurance reserves indemnified by CHS, Inc.	4,863	15,958	4,863	15,958
All other self-insurance reserves	—	—	1,736	1,458
Total insurance reserves for workers' compensation liability	4,863	15,958	6,599	17,416
Total self-insurance reserves	$22,443	$75,610	$24,409	$91,610

	December 31, 2015
	Current	Long-Term	Current	Long-Term
	Receivable	Receivable	Liability	Liability

Professional and general liability:
Insurance reserves indemnified by CHS, Inc.	$21,120	$72,412	$21,120	$72,412
All other self-insurance reserves	—	4,077	—	5,011
Total insurance reserves for professional and general liability	21,120	76,489	21,120	77,423
Workers' compensation liability:
Insurance reserves indemnified by CHS, Inc.	8,314	20,507	8,314	20,507
All other self-insurance reserves	—	—	—	—
Total insurance reserves for workers' compensation liability	8,314	20,507	8,314	20,507
Total self-insurance reserves	$29,434	$96,996	$29,434	$97,930